BALANCE SHEET COMPONENTS - Accounts Receivable, Net (Details) - USD ($) $ in Thousands		Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, gross		$ 80,829	$ 153,633
Less: allowance for doubtful accounts		(3,768)	(2,767)	$ (4,250)
Less: allowance for sales returns		(359)	(501)	$ (604)
Accounts receivable, net	[1]	$ 76,702	$ 150,365

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and Total S.A. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” and “Net parent investment” financial statement line items in our Consolidated and Combined Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).